General and administrative expenses	6 Months Ended
Jun. 30, 2022
General and administrative expenses
General and administrative expenses

11.            General and administrative expenses

	Three months ended		Six months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Amortization	$1,391,113	$990,537	$2,656,493	$1,902,366
Consulting fees	591,634	1,201,666	1,221,980	1,425,740
Insurance	782,935	529,413	1,506,127	954,710
Investor relations	424,854	220,680	735,029	418,642
Office expenses	1,057,885	511,492	2,000,206	793,448
Professional fees	1,832,683	2,202,705	2,997,066	2,561,958
Rent	368,785	385,554	633,239	697,356
Salaries	2,042,627	1,041,581	4,299,548	2,014,830
Share-based compensation expense	1,270,474	1,442,621	2,326,419	2,293,175
	$9,762,990	$8,526,249	$18,376,107	$13,062,225